Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 24, 2013 Series C-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-1 Convertible Preferred Stock [Member]	Nov. 06, 2013 Series C-1 Convertible Preferred Stock [Member] Subsequent Event [Member]	Nov. 06, 2013 Common Stock [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		123,000		11	18,000,000	65
Conversion of Stock, Shares Issued			557				5,619,508
Subsequent Events (Textual) [Abstract]
Subsequent events	$ 0